Income Taxes (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Income Tax Disclosure [Abstract]
Unrecognized tax benefits that would impact effective tax rate	$ 114
Unrecognized tax benefits, income tax penalties and interest expense	(1)	(3)	(1)
Unrecognized tax benefits, income tax penalties and interest accrued	35	36
Net current deferred tax assets	377	400
Net noncurrent deferred tax liabilities	487	668
Income taxes paid	1,300	1,030	890
Net operating losses and tax credits	$ 237	$ 242